UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number       811-21984
CENTRAL PARK GROUP MULTI-EVENT FUND

(Exact name of registrant as specified in charter)
12 East 49th Street, New York, New York 10017

(Address of principal executive offices) (Zip code)
MITCHELL A. TANZMAN
c/o Central Park Advisers, LLC
12 East 49th Street
New York, New York 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code:       212-317-9200
Date of fiscal year end:       October 31st
Date of reporting period:       July 1, 2006 — June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007
The Central Park Group Multi-Event Fund did not vote any proxies for the twelve-month period from July 1, 2006 though June 30, 2007.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant                           Central Park Group Multi-Event Fund
By (Signature and Title)*        /s/ Mitchell A. Tanzman
Mitchell A. Tanzman
Principal Executive Officer
Date        August 31, 2007
*Print the name and title of each signing officer under his or her signature.